Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2014
Software for internal use | Minimum
Finite-lived intangible assets
Useful life	3 years
Software for internal use | Maximum
Finite-lived intangible assets
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Minimum
Finite-lived intangible assets
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Maximum
Finite-lived intangible assets
Useful life	20 years